Changes in non-cash Operating Working Capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash Flow Statement [Abstract]
Changes in non-cash Operating Working Capital	Changes in non-cash Operating Working Capital Items

	Year ended December 31,
	2023	2022
Accounts receivable	$7,145	$(15,511)
Inventories	(6,079)	(4,084)
Prepaid expenses and deposits	(1,310)	399
Accounts payable and accrued liabilities	(7,675)	(2,403)
Total	$(7,919)	$(21,599)